INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets
Intangible assets were as follows (RMB in millions):

	2024	2025
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,878	1,967
Technology	799	861
Other	802	844
Intangible assets not subject to amortization
Trade mark	11,972	12,069
Other	158	159

	15,609	15,900

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,750)	(1,861)
Technology	(621)	(651)
Other	(475)	(526)

	(2,846)	(3,038)

Net book value
Intangible assets to be amortized
Business Relationship	128	106
Technology	178	210
Other	327	318
Intangible assets not subject to amortization
Trade mark	11,972	12,069
Other	158	159

	12,763	12,862

Schedule of useful lives of finite-lived intangible assets

Business Relationship	3-20 years
Technology	2-10 years
Other	2-16 years

Schedule of future estimated amortization expense finite-lived intangible assets

Amortization
2026	107
2027	102
2028	80
2029	67
2030	52

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